Commitments and Contingent Liabilities (Changes in Accrued Product Warranty Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of year	¥ 14,300	¥ 15,846
Additions	15,687	11,355
Utilization	(11,928)	(10,657)
Other	(1,110)	(2,244)
Balance at end of year	¥ 16,949	¥ 14,300